Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Gross Real Estate and Loan Activity

During the six months ended June 30, 2013, the Company had the following gross real estate and loan activity:

	Number of Properties Owned or Financed	Dollar Amount of Investments (a)
		(In Thousands)
Balance, December 31, 2012	1,207	$3,654,925
Acquisitions/improvements and loan originations	40	94,658
Dispositions of real estate (b) (c) (Note 11)	(10)	(18,019)
Principal payments and payoffs	(3)	(8,030)
Impairments	—	(3,988)
Loan premium amortization and other	—	(172)

Balance, June 30, 2013	1,234	$3,719,374

(a)

The dollar amount of investments includes the gross investment in land, buildings and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.

(b)	The total accumulated depreciation and amortization associated with dispositions of real estate was $6.9 million for the six months ended June 30, 2013.
(c)	The balance includes a real estate property surrendered to a lender resulting in a gain on debt extinguishment of approximately $1.0 million (see Note 5)

During the years ended December 31, 2012 and 2011, the Company had the following gross real estate and loan activity (dollars in thousands):

	Number of Properties Owned or Financed	Dollar Amount of Investments (a)
Balance, December 31, 2010	1,161	$3,610,834
Acquisitions/improvements and loan originations	27	37,347
Dispositions of real estate(b)(d) (Note 11)	(33)	(37,704)
Principal payments and payoffs	(1)	(4,828)
Impairments	—	(22,520)
Loan premium amortization and other(c)	(1)	(259)

Balance, December 31, 2011	1,153	3,582,870
Acquisitions/improvements and loan originations	91	167,410
Dispositions of real estate(b) (Note 11)	(41)	(62,750)
Principal payments and payoffs	(4)	(17,343)
Impairments	—	(14,788)
Loan premium amortization and other(c)	8	(474)

Balance, December 31, 2012	1,207	$3,654,925

(a)

The dollar amount of investments includes the gross investment in land, buildings and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.

(b)	The total accumulated depreciation and amortization associated with dispositions of real estate was $10.3 million and $7.1 million for the years ended December 31, 2012 and 2011, respectively.
(c)

In 2012 and 2011, properties leased to a tenant were exchanged in a nonmonetary transaction that lacked commercial substance for other properties of equivalent value with the same tenant. As a result, the dollar amount of investments remains unchanged, while the number of properties owned has increased.

(d)	In 2011, six properties with a net book value of $11.8 million were transferred to the lender pursuant to a consensual, non-cash settlement of $12.4 million of debt (see Note 12)

Minimum Future Rentals to be Received under Remaining Non-Cancelable Term of Operating Lease

Scheduled minimum future rentals to be received under the remaining non-cancelable term of the operating leases at June 30, 2013 (including realized rent increases occurring after January 1, 2013) are as follows (in thousands):

Scheduled Future Rental Payments	June 30, 2013
Remainder of 2013	$144,770
2014	289,096
2015	283,159
2016	280,597
2017	278,350
Thereafter	1,998,980

Total future minimum rentals	$3,274,952

Scheduled minimum future rentals to be received under the remaining non-cancelable term of the operating leases at December 31, 2012 (including realized rent increases occurring after January 1, 2013) are as follows (in thousands):

December 31, 2012
2013	$281,429
2014	280,111
2015	274,505
2016	271,125
2017	268,777
Thereafter	1,864,036

Total future minimum rentals	$3,239,983

Activity in Real Estate Assets Held for Sale

The following table shows the activity in real estate assets held for sale for the six months ended June 30, 2013:

	Number of Properties	Carrying Value
		(In Thousands)
Balance, December 31, 2012	7	$5,898
Transfers from real estate investments	6	42,087
Sales (Note 11)	(7)	(5,036)

Balance, June 30, 2013	6	$42,949

The following table shows the activity in real estate assets held for sale for the years ended December 31, 2012 and 2011 (dollars in thousands):

	Number of Properties	Carrying Value
Balance, December 31, 2010	3	$2,807
Transfers from real estate investments	24	15,289
Transfers to held and used	(1)	(717)
Sales (Note 11)	(16)	(7,745)

Balance, December 31, 2011	10	9,634
Transfers from real estate investments	26	27,364
Sales (Note 11)	(29)	(31,100)

Balance, December 31, 2012	7	$5,898

Summary of Total Impairment Losses Recognized

The following table summarizes total impairment losses recognized for the three and six months ended June 30, 2013 and 2012 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Real estate and intangible asset impairment	$1,481	$320	$3,584	$7,448
Write-off of lease intangibles due to lease terminations	487	—	487	2,809
Loans receivable recovery	(367)	(180)	(367)	(180)

Total impairment loss continuing and discontinued operations	$1,601	$140	$3,704	$10,077

The following table summarizes total impairment losses recognized for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Real estate and intangible asset impairment	$10,923	$18,992	$37,497
Write-off of lease intangibles due to lease terminations	2,809	41	5,698
Loan receivable (recovery)/impairment	(180)	3,100	1,520
Other impairment	—	99	38

Total impairment loss – continuing and discontinued operations	$13,552	$22,232	$44,753

Information Regarding Diversification of Total Investment Portfolio Among Different Industries

The following table shows information regarding the diversification of the Company’s total investment portfolio among the different industries in which its customers operate as of December 31, 2012 and 2011 (dollars in thousands):

	December 31, 2012			December 31, 2011
	Number of Properties Owned or Financed	Dollar Amount of Investments(a)	Percentage of Total Dollar Amount of Investments	Number of Properties Owned or Financed	Dollar Amount of Investments (a)	Percentage of Total Dollar Amount of Investments
General and discount retail properties	181	$1,044,442	29%	181	$1,041,836	29%
Restaurants	569	717,902	20	553	713,379	20
Specialty retail properties	48	331,371	9	43	293,129	8
Lumber suppliers	110	257,285	7	102	257,285	7
Movie theaters	23	250,417	7	23	250,992	7
Automotive dealers, parts and service properties	102	207,561	6	107	216,019	6
Industrial suppliers	26	180,051	5	28	199,044	6
Educational properties	22	154,247	4	22	154,011	4
Recreational properties	8	117,239	3	7	116,038	3
Medical/other office properties	11	86,924	2	2	48,362	1
Supermarkets	20	73,700	2	20	73,700	2
Convenience stores/car washes	32	70,024	2	8	53,088	1
Distribution properties	37	57,207	1	39	59,432	2
Interstate travel plazas	3	40,501	1	3	40,501	1
Health clubs/gyms	5	35,859	*	5	35,859	1
Drugstores	9	22,710	*	9	22,710	*
Call centers	1	7,485	*	1	7,485	*

Total investments	1,207	$3,654,925	100%	1,153	$3,582,870	100%

(a)

The dollar amount of investments includes the gross investment in land, buildings, and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.

*	Less than 1%